Condensed Financial Information of the Parent Company - Schedule of Cash Flows (Details) - Parent [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOW FROM OPERATING ACTIVTIES
Net income	¥ (670,087)	¥ (60,884)	¥ (87,616)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	558,399	50,082	18,396
Share-based compensation and expenses	111,034	8,892	63,656
Changes in operating assets and liabilities:
Inter-company receivable	10,624	(13,078)	1,539
Prepaid expenses and other current assets	(21,355)	(500)
Inter-company payable	(3,210)	(33,989)
Related-parties	(822)	2,901
Other payables and accrued liabilities	(5,058)	25,531	4,026
Net cash used in operating activities	(20,475)	(21,045)	1
Loan received from a shareholder		20,546
Proceeds from issuance of ordinary shares	11,724
Effect of exchange rate changes on cash and cash equivalent and restricted cash	8,752	498
Net change in cash and cash equivalent	1	(1)	1
Cash and cash equivalents and restricted cash at beginning of year	1	2	1
Cash and cash equivalents and restricted cash at end of year	¥ 2	¥ 1	¥ 2